Shareholder Report, Average Annual Return (Details) B493026_Direxion Daily Homebuilders - Supplies Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares NAV
Average Annual Return, Percent	(53.80%)	8.67%	7.74%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Dow Jones U.S. Select Home Construction Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Home Construction Index
Average Annual Return, Percent	(12.40%)	15.53%	15.19%